REVENUES (Schedule of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total royalties	$ 31,876	$ 34,258	$ 19,429
Total Development and other services	10,628	8,247	7,971
Use of IP rights	7,959	6,697	5,662
Total Revenues	50,463	49,202	33,062
Turnkey contracts [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total royalties	29,882	32,252	17,240
Games [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total royalties	1,994	2,006	2,189
Development and other services from Aspire [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Development and other services	1,617	2,430	4,099
Development and other services from NPI [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Development and other services	7,578	4,404	2,914
Development and other services from Michigan Joint Operation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Development and other services	$ 1,433	$ 1,413	$ 958